Consolidated Statements of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net earnings (loss)	€ 40,431	€ 316,164	€ 242,523
Other comprehensive income (loss):
Foreign currency translation effect	(10,110)	18,062	41,309
Unrealized gains (losses) on derivative instruments, net of tax	0	(13)	136
Actuarial loss	(3,716)	1,139	(87)
Total other comprehensive income (loss)	(13,826)	19,188	41,358
Comprehensive income (loss)	26,605	335,352	283,881
Allocation of comprehensive income (loss):
Common shareholders	(1,642)	200,858	141,154
Non-controlling interest	€ 28,247	€ 134,494	€ 142,727